Financial investments (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of financial instrument	103.30%	103.30%